FAIR VALUE OF FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Net investment hedge	$ 97	$ (266)	$ 169
Financial liabilities (current and non-current)	1,280	1,313
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,179	750
Financial liabilities (current and non-current)	373	440
Cash flow hedges | Financial assets at fair value through other comprehensive income, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	(71)	50	(14)
Derivative financial assets	542	447
Hedges of net investment in foreign operations | Financial assets at fair value through other comprehensive income, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	(97)	(202)	70
Derivative financial assets	(67)
Settlements, fair value measurement, liabilities	$ 53	151	$ (143)
Derivative financial liabilities		$ 129